Intangible Assets, Net - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details)	Jun. 30, 2025 USD ($)
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2026	$ 1,078,712
2027	1,018,542
2028	695,183
2029	257,992
2030	197,823
Thereafter	204,316
Total	$ 3,452,568